Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary Of Significant Accounting Policies
Schedule of new and amended standards adopted by the Group

New standards and interpretations adopted by the Group		Effective date in accordance with IASB	Effects
IFRS 17	Insurance Contracts including Amendments to IFRS 17	January 1, 2023	none
AMENDMENTS ADOPTED BY THE GROUP
IAS 1	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies	January 1, 2023	none
IAS 8	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	January 1, 2023	none
IAS 12	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023	none
IAS 12	Amendments to IAS 12 Income taxes: International Tax Reform – Pillar Two Model Rules	January 1, 2023	none
IFRS 9 & IFRS 17	Amendments to IFRS 17 Insurance contracts: Initial Application of IFRS 17 and IFRS 9 – Comparative Information	January 1, 2023	none

New standards, Interpretations and Amendments		Effective date in accordance with IASB	Effects
IAS 1	Amendments to IAS 1 Presentation of Financial Statements	January 1, 2024	none
IFRS 16	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback	January 1, 2024	none
IAS 7 & IFRS 7	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements	January 1, 2024	none
IAS 21	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	January 1, 2025	none

Schedule of maturity analysis for Group’s financial liabilities
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.
Balance as at December 31, 2023

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	44,079	62,378	70,390	—	176,847
Lease liabilities	2,879	5,313	5,414	18,362	31,969
Refund liabilities	33,637	6,303	—	—	39,941
Trade payables and accruals	44,303	—	—	—	44,303
Tax and employee-related liabilities (1)	10,815	—	—	—	10,815
Other liabilities	34	—	—	—	34
TOTAL	135,747	73,995	75,804	18,362	303,908
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.

Balance as at December 31, 2022

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	11,629	74,815	44,859	939	132,242
Lease liabilities	26,674	5,915	5,706	21,268	59,563
Refund liabilities	140,098	—	7,000	—	147,098
Trade payables and accruals	41,491	—	—	—	41,491
Tax and employee-related liabilities (1)	10,778	—	—	—	10,778
Other liabilities	87	—	—	—	87
TOTAL	230,756	80,731	57,565	22,207	391,260
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.
The maturity of the borrowings is as follows:

	Year ended December 31
in € thousand	2023	2022
Between 1 and 3 years	62,378	57,838
Between 3 and 5 years	70,390	28,765
Over 5 years	—	624
NON-CURRENT BORROWINGS	132,768	87,227
Current borrowings	44,079	11,580
TOTAL BORROWINGS	176,847	98,806